Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	138,802,385	(39,496,395)	99,305,990
Depreciation for the period	-	(3,412,475)	(3,412,475)
Vessel acquisition	12,126,713	-	12,126,713
Capitalized expenses	27,441	-	27,441
Balance, June 30, 2021	150,956,539	(42,908,870)	108,047,669